BBH BROAD MARKET PROSPECTUS | BBH Broad Market Fund
BBH BROAD MARKET FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the BBH Broad Market Fund (the "Fund") is to provide maximum total return, consistent with preservation of capital and prudent investment management.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold the Fund's Class N and Class I shares.
Shareholder Fees (Fees paid directly from your investment)
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund's Class N and Class I shares to the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund's Class N and Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund's Class N and Class I shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of high quality fixed income instruments. These investments will be primarily focused in notes and bonds issued by domestic and foreign corporations and financial institutions and U.S. Government, Government agencies and Government guaranteed issuers. The Fund may also purchase asset-backed securities, mortgage backed securities, and other sovereign debt when the Fund's investment adviser believes that the additional income from these securities justifies the higher risk of allocations to these asset classes.

The Fund may invest in money market instruments, repurchase agreements and derivative instruments, including futures, swaps and options, to meet its investment objective.

PRINCIPAL RISKS OF THE FUND
The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Credit Risk:
Credit risk refers to the likelihood that an issuer will default on interest or principal payments.

Derivatives Risk:
Derivatives are financial contracts whose value depend on, or are derived from, the value of an underlying asset or index. Risks are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Risks include liquidity risk, interest rate risk, market risk, credit risk, risk of mispricing or improper valuation and the risk of miscorrelation. The Fund could lose more than the principal amount invested.

Foreign Investment Risk:
Investing in securities of foreign-based companies involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include changes in political, social or economic conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations. In some foreign countries, less information is available about foreign issues and markets because of less rigorous accounting and regulatory standards than in the United States. In addition, foreign stock exchanges and brokers generally have less government supervision and regulation than in the United States. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values. Currency fluctuations could erase investment gain or add to investment losses. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments.

Interest Rate Risk:
Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates.

Investment Risk:
As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program.

Issuer Risk:
The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Leveraging Risk:
Leverage includes borrowing and reverse repurchase agreements and in some cases derivative contracts. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Leveraging is speculative, tends to exaggerate the effect of any increase or decrease in the value of the Fund's securities and may cause the Fund to be more volatile.

Liquidity Risk:
Liquidity risk exists when a particular instrument is difficult to purchase or sell. Size of a transaction or illiquid markets may be factors.

Market Risk:
This is the risk that the price of a security will fall due to changing economic, political, regulatory or market conditions, or due to a company's individual situation.

Maturity Risk:
Interest rate risk, as discussed above, will generally affect the price of a fixed income security more if the security has a longer maturity.

Pre-payment Risk and Extension Risk:
Securities such as mortgage-backed securities have pre-payment and extension risks. Rising interest rates tend to extend the duration of mortgage-related securities (extension risk), and declining interest rates tend to lead borrowers to pay off their mortgages sooner than expected (pre-payment risk). As a result, in a period of fluctuating interest rates, a fund that holds mortgage-related securities may exhibit additional volatility.

FUND PERFORMANCE
The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc. (the "Predecessor Fund"). Performance provided reflects the performance of the Predecessor Fund for periods prior to its reorganization into the Fund, as of the close of business on June 12, 2007. Prior to the reorganization, the Fund did not have any investment operations. Accordingly, the performance information and financial information provided in this Prospectus for the periods prior to that date is historical information of the Predecessor Fund, adjusted to reflect the Fund's anticipated expenses.

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund's Class N shares from year to year. The table shows how the average annual returns of the Fund's Class N and Class I shares for the periods indicated compared to two broad-based market indices. A secondary index is also included because its average duration is more similar to the Fund's current average portfolio duration. One cannot invest directly in an index.

When you consider this information, please remember that the Fund's performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-625-5759.

Total Return for Class N Shares (% Per Calendar Year)
Highest Performing Quarter: 4.60% in 4th quarter of 2008 Lowest Performing Quarter: (2.53)% in 2nd quarter of 2004
Average Annual Total Returns (Through December 31, 2010)
The Fund's performance figures assume that all distributions were reinvested in the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns for Class I Shares will differ from those shown for Class N Shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns BBH BROAD MARKET PROSPECTUS BBH Broad Market Fund	1 Year	5 Years	10 Years
Barclays Capital U.S. Aggregate Bond Index	6.54%	5.80%	5.84%
Barclays Capital U.S. 1-3 Year Treasury Bond Index	2.40%	4.19%	3.95%
C000041213 Class N Shares	4.11%	4.20%	5.04%
C000041213 Class N Shares After Taxes on Distributions	3.32%	2.88%	3.43%
C000041213 Class N Shares After Taxes on Distributions and Sales	2.66%	2.80%	3.37%
C000041214 Class I Shares	4.37%	4.35%	5.20%

BBH BROAD MARKET PROSPECTUS | BBH Broad Market Fund | C000041213 Class N Shares

BBH CORE SELECT PROSPECTUS | BBH Core Select
BBH CORE SELECT SUMMARY
INVESTMENT OBJECTIVE
The investment objective of BBH Core Select (the "Fund") is to provide investors with long-term growth of capital on an after-tax basis.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold the Fund's Class N shares.
Shareholder Fees (Fees paid directly from your investment)
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund's Class N shares to the cost of investing in other mutual funds. This example gives effect to the contractual expense reimbursement for 1 year and the first year of the 3, 5 and 10 year calculations. The example assumes that you invest  $10,000 in the Fund's Class N shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund's Class N shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund normally will invest in publicly traded equity securities. The Fund invests in equities issued by domestic and foreign firms both directly and in the form of depository receipts representing an interest in these securities. The Fund's equity strategy blends aspects of growth and value investing. The Fund typically invests in companies with market capitalizations greater than  $5 billion.

The Investment Adviser seeks to manage the Fund in a tax-efficient manner that enables taxable investors to retain a larger portion of their pre-tax investment returns on an after-tax basis. The Investment Adviser selects companies based on their long-term investment potential and follows a "buy and own" approach. The Fund does not seek to trade in and out of stocks for small gains. Where practicable, the Fund holds investments for at least one year so as to qualify for long-term capital gains.

PRINCIPAL RISKS OF THE FUND
The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Diversification Risk:
The Fund is classified as "non-diversified" pursuant to the definition provided in the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it is not limited with regard to the portion of its assets that may be invested in the securities of a single issuer. Such larger positions may cause performance to fluctuate to a greater extent than that of a diversified investment company.

Investment Risk:
As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program.

Market Risk:
This is the risk that the price of a security will fall due to changing economic, political, regulatory or market conditions, or due to a company's individual situation.

Tax Management Risk:
This is the risk that managing the Fund for after-tax returns may hurt the Fund's performance on a pre-tax basis. Because tax consequences are considered in making investment decisions for the Fund, the Fund's pre-tax performance may be lower than that of a similar fund that is not tax-managed. The Fund does not seek to trade in and out of stocks for small gains, which may impact performance on a pre-tax basis.

Foreign Investment Risk:
Investing in equity securities of foreign-based companies involves risks not typically associated with investing in equity securities of companies organized and operated in the United States. These risks include changes in political, social or economic conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations. In some foreign countries, less information is available about foreign issues and markets because of less rigorous accounting and regulatory standards than in the United States. In addition, foreign stock exchanges and brokers generally have less government supervision and regulation than in the United States. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values. Currency fluctuations could erase investment gain or add to investment losses. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments.

FUND PERFORMANCE
The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc. (the "Predecessor Fund"). Performance provided reflects the performance of the Predecessor Fund for periods prior to its reorganization into the Fund, as of the close of business on June 12, 2007. Prior to the reorganization, the Fund did not have any investment operations. Accordingly, the performance information and financial information provided in this Prospectus for the periods prior to that date is historical information of the Predecessor Fund, adjusted to reflect the Fund's anticipated expenses.

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund's Class N shares from year to year. The table shows how the average annual returns of the Fund's Class N shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund's performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-625-5759.

Total Return for Class N Shares (% Per Calendar Year)
Highest Performing Quarter: 16.20% in 3rd quarter of 2009 Lowest Performing Quarter: (18.74)% in 3rd quarter of 2001
Average Annual Total Returns (Through December 31, 2010)
The Fund's performance figures assume that all distributions were reinvested in the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns BBH CORE SELECT PROSPECTUS BBH Core Select	1 Year	5 Years	10 Years
Standard Poor's 500 Stock Index	15.06%	2.29%	1.41%
C000041204 Class N Shares	14.72%	6.73%	1.91%
C000041204 Class N Shares After Taxes on Distributions	14.58%	6.64%	1.85%
C000041204 Class N Shares After Taxes on Distributions and Sales	9.74%	5.80%	1.63%

BBH CORE SELECT PROSPECTUS | BBH Core Select | C000041204 Class N Shares

BBH CORE RETAIL PROSPECTUS | BBH Core Select
BBH CORE SELECT SUMMARY
INVESTMENT OBJECTIVE
The investment objective of BBH Core Select (the "Fund") is to provide investors with long-term growth of capital on an after-tax basis.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold the Fund's Retail Class shares.
Shareholder Fees (Fees paid directly from your investment)
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund's Retail Class shares to the cost of investing in other mutual funds. This example gives effect to the contractual expense reimbursement for 1 year and the first year of the 3, 5 and 10 year calculations. The example assumes that you invest  $10,000 in the Fund's Retail Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund's Retail Class shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund normally will invest in publicly traded equity securities. The Fund invests in equities issued by domestic and foreign firms both directly and in the form of depository receipts representing an interest in these securities. The Fund's equity strategy blends aspects of growth and value investing. The Fund typically invests in companies with market capitalizations greater than  $5 billion.

The Investment Adviser seeks to manage the Fund in a tax-efficient manner that enables taxable investors to retain a larger portion of their pre-tax investment returns on an after-tax basis. The Investment Adviser selects companies based on their long-term investment potential and follows a "buy and own" approach. The Fund does not seek to trade in and out of stocks for small gains. Where practicable, the Fund holds investments for at least one year so as to qualify for long-term capital gains.

PRINCIPAL RISKS OF THE FUND
The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Diversification Risk:
The Fund is classified as "non-diversified" pursuant to the definition provided in the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it is not limited with regard to the portion of its assets that may be invested in the securities of a single issuer. Such larger positions may cause performance to fluctuate to a greater extent than that of a diversified investment company.

Investment Risk:
As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program.

Market Risk:
This is the risk that the price of a security will fall due to changing economic, political, regulatory or market conditions, or due to a company's individual situation.

Tax Management Risk:
This is the risk that managing the Fund for after-tax returns may hurt the Fund's performance on a pre-tax basis. Because tax consequences are considered in making investment decisions for the Fund, the Fund's pre-tax performance may be lower than that of a similar fund that is not tax-managed. The Fund does not seek to trade in and out of stocks for small gains, which may impact performance on a pre-tax basis.

Foreign Investment Risk:
Investing in equity securities of foreign-based companies involves risks not typically associated with investing in equity securities of companies organized and operated in the United States. These risks include changes in political, social or economic conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations. In some foreign countries, less information is available about foreign issues and markets because of less rigorous accounting and regulatory standards than in the United States. In addition, foreign stock exchanges and brokers generally have less government supervision and regulation than in the United States. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values. Currency fluctuations could erase investment gain or add to investment losses. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments.

FUND PERFORMANCE
Because the Retail Class shares are new and do not have a performance history, the chart and table below describe the Fund's performance history, as represented by the performance of Class N shares. Although Class N shares are not offered in this Prospectus, Class N shares are expected to have substantially similar annual returns to Retail Class shares since both classes represent the same portfolio of securities. ANNUAL RETURNS FOR THE RETAIL CLASS SHARES WOULD DIFFER FROM ANNUAL RETURNS FOR THE CLASS N SHARES BECAUSE THE RETAIL CLASS SHARES HAVE DIFFERENT EXPENSES THAN THE CLASS N SHARES.

The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc. (the "Predecessor Fund"). Performance provided reflects the performance of the Predecessor Fund for periods prior to its reorganization into the Fund, as of the close of business on June 12, 2007. Prior to the reorganization, the Fund did not have any investment operations. Accordingly, the performance information and financial information provided in this Prospectus for the periods prior to that date is historical information of the Predecessor Fund, adjusted to reflect the Fund's anticipated expenses.

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund's Class N shares from year to year. The table shows how the average annual returns of the Fund's Class N shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund's performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-625-5759.

Total Return for Class N Shares (% Per Calendar Year)
Highest Performing Quarter: 16.20% in 3rd quarter of 2009 Lowest Performing Quarter: (18.74)% in 3rd quarter of 2001
Average Annual Total Returns (Through December 31, 2010)
The Fund's performance figures assume that all distributions were reinvested in the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns BBH CORE RETAIL PROSPECTUS BBH Core Select	1 Year	5 Years	10 Years
Standard Poor's 500 Stock Index	15.06%	2.29%	1.41%
C000041204 Class N Shares	14.72%	6.73%	1.91%
C000041204 Class N Shares After Taxes on Distributions	14.58%	6.64%	1.85%
C000041204 Class N Shares After Taxes on Distributions and Sales	9.74%	5.80%	1.63%

BBH CORE RETAIL PROSPECTUS | BBH Core Select | C000041204 Class N Shares

BBH INTERNATIONAL EQUITY PROSPECTUS | BBH International Equity Fund
BBH INTERNATIONAL EQUITY FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the BBH International Equity Fund (the "Fund") is to provide investors with long-term maximization of total return, primarily through capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold the Fund's Class N and Class I shares.
Shareholder Fees (Fees paid directly from your investment)
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
EXAMPLE
This example is intended to help you compare the cost of investing in the Fund's Class N and Class I shares to the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund's Class N and Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund's Class N and Class I shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, are invested in equity securities of companies in the developed markets of the world, excluding the United States. Developed markets are those markets included in the Morgan Stanley Capital International—Europe, Australasia, and Far East Index ("MSCI-EAFE") and Canada. The Fund will invest its assets in companies that are economically tied to at least twelve countries from different geographic regions throughout the world. The Fund may also from time to time invest up to 15% of its assets, at the time of purchase, in emerging markets of the world.

The Fund employs a "manager of managers" approach whereby portions of the Fund are allocated to different investment sub-advisers who employ investment styles broadly aligned with the investment adviser's principles of equity investing. The Fund currently uses one sub-adviser that employs a growth style and one that employs a value style. However, the investment adviser may also manage a portion the Fund's assets according to the Fund's principal investment strategies.

The Fund buys and sells securities denominated in currencies other than the U.S. dollar. Interest, dividends and sale proceeds on such securities are received in currencies other than the U.S. dollar. The Fund enters into foreign currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund may purchase currency forwards for the purpose of hedging the value of securities purchased or intended to be purchased.

PRINCIPAL RISKS OF THE FUND
The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Capital Controls Risk:
Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by the governments of foreign countries and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

Currency Exchange Rate Risk:
The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Diversification Risk:
The Fund is classified as "non-diversified" pursuant to the definition provided in the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it is not limited with regard to the portion of its assets that may be invested in the securities of a single issuer. Such larger positions may cause performance to fluctuate to a greater extent than that of a diversified investment company.

Emerging Markets Risk:
The Fund may invest up to 15% of its assets in securities of issuers based in developing countries. This risk carries all of the risks of investing in securities of foreign issuers outlined in this section to a heighted degree. These heighten risks include: (i) expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small current size of the securities markets and lower trading volume; (iii) certain national policies related to national interests, which may restrict investment opportunities; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

Foreign Investment Risk:
Investing in equity securities of foreign-based companies involves risks not typically associated with investing in equity securities of companies organized and operated in the United States. These risks include changes in political, social or economic conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations. In some foreign countries, less information is available about foreign issues and markets because of less rigorous accounting and regulatory standards than in the United States. In addition, foreign stock exchanges and brokers generally have less government supervision and regulation than in the United States. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values. Currency fluctuations could erase investment gain or add to investment losses. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments.

The Fund's assets may be concentrated in a single country or countries located in the same geographic region. The Fund assumes the risk that changing economic, regulatory, political or social conditions affecting the particular country or geographical area in which the Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause the Fund to underperform, or be more volatile than, other funds that invest more broadly.

Market Risk:
This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation.

Multi-Manager Risk:
The investment styles of the Fund's sub-advisers may not complement each other as expected by the investment adviser. The Fund's exposure to a particular stock, industry, country, geographic region or technique could be greater or smaller than if the Fund had a single investment adviser.

FUND PERFORMANCE
The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc. (the "Predecessor Fund"). Performance provided reflects the performance of the Predecessor Fund for periods prior to its reorganization into the Fund, as of the close of business on June 12, 2007. Prior to the reorganization, the Fund did not have any investment operations. Accordingly, the performance information and financial information provided in this Prospectus for the periods prior to that date is historical information of the Predecessor Fund adjusted to reflect the Fund's anticipated expenses.

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund's Class N shares from year to year. The table shows how the average annual returns of the Fund's Class N and Class I shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund's performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-625-5759.

Total Return for Class N Shares (% Per Calendar Year)
Highest Performing Quarter: 19.44% in 2nd quarter of 2009 Lowest Performing Quarter: (18.80)% in 4th quarter of 2008
Average Annual Total Returns (Through December 31, 2010)
The Fund's performance figures assume that all distributions were reinvested in the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns for Class I Shares will differ from those shown for Class N Shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns BBH INTERNATIONAL EQUITY PROSPECTUS BBH International Equity Fund	1 Year	5 Years	10 Years
MSCI-EAFE Index	7.75%	2.46%	3.50%
C000041205 Class N Shares	6.60%	3.48%	2.36%
C000041205 Class N Shares After Taxes on Distributions	6.54%	2.65%	1.95%
C000041205 Class N Shares After Taxes on Distributions and Sales	4.79%	2.70%	1.94%
C000041206 Class I Shares	6.84%	3.74%	2.69%

BBH INTERNATIONAL EQUITY PROSPECTUS | BBH International Equity Fund | C000041205 Class N Shares

Shareholder Fees (USD $)	0 Months Ended
Feb. 28, 2011
BBH BROAD MARKET PROSPECTUS | BBH Broad Market Fund | C000041213 Class N Shares
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	1.00%
Exchange Fee	none
BBH BROAD MARKET PROSPECTUS | BBH Broad Market Fund | C000041214 Class I Shares
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	1.00%
Exchange Fee	none
BBH CORE SELECT PROSPECTUS | BBH Core Select | C000041204 Class N Shares
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	2.00%
Exchange Fee	none
BBH CORE RETAIL PROSPECTUS | BBH Core Select | C000092545 Retail Class Shares
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	2.00%
Exchange Fee	none
BBH INTERNATIONAL EQUITY PROSPECTUS | BBH International Equity Fund | C000041205 Class N Shares
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	2.00%
Exchange Fee	none
BBH INTERNATIONAL EQUITY PROSPECTUS | BBH International Equity Fund | C000041206 Class I Shares
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses	0 Months Ended
Feb. 28, 2011
BBH BROAD MARKET PROSPECTUS | BBH Broad Market Fund | C000041213 Class N Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.19%
Net Expenses (as a percentage of Assets)	0.49%
BBH BROAD MARKET PROSPECTUS | BBH Broad Market Fund | C000041214 Class I Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.04%
Net Expenses (as a percentage of Assets)	0.34%
BBH CORE SELECT PROSPECTUS | BBH Core Select | C000041204 Class N Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	1.00%
BBH CORE RETAIL PROSPECTUS | BBH Core Select | C000092545 Retail Class Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.46%
Fee Waiver or Reimbursement	(0.21%)
Net Expenses (as a percentage of Assets)	1.25%
BBH INTERNATIONAL EQUITY PROSPECTUS | BBH International Equity Fund | C000041205 Class N Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.37%
Net Expenses (as a percentage of Assets)	1.17%
BBH INTERNATIONAL EQUITY PROSPECTUS | BBH International Equity Fund | C000041206 Class I Shares
Operating Expenses:
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.13%
Net Expenses (as a percentage of Assets)	0.93%

Expense Example (USD $)	0 Months Ended
Feb. 28, 2011
BBH BROAD MARKET PROSPECTUS | BBH Broad Market Fund | C000041213 Class N Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	615
BBH BROAD MARKET PROSPECTUS | BBH Broad Market Fund | C000041214 Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
BBH CORE SELECT PROSPECTUS | BBH Core Select | C000041204 Class N Shares
Expense Example:
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	368
Expense Example, with Redemption, 5 Years	643
Expense Example, with Redemption, 10 Years	1,426
BBH CORE RETAIL PROSPECTUS | BBH Core Select | C000092545 Retail Class Shares
Expense Example:
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	441
Expense Example, with Redemption, 5 Years	777
Expense Example, with Redemption, 10 Years	1,728
BBH INTERNATIONAL EQUITY PROSPECTUS | BBH International Equity Fund | C000041205 Class N Shares
Expense Example:
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
BBH INTERNATIONAL EQUITY PROSPECTUS | BBH International Equity Fund | C000041206 Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	297
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	$ 1,144

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Entity Registrant Name	dei_EntityRegistrantName	BBH Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001342947
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 18, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 18, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
BBH BROAD MARKET PROSPECTUS | BBH Broad Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BBH BROAD MARKET FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the BBH Broad Market Fund (the "Fund") is to provide maximum total return, consistent with preservation of capital and prudent investment management.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold the Fund's Class N and Class I shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund's Class N and Class I shares to the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund's Class N and Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund's Class N and Class I shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of high quality fixed income instruments. These investments will be primarily focused in notes and bonds issued by domestic and foreign corporations and financial institutions and U.S. Government, Government agencies and Government guaranteed issuers. The Fund may also purchase asset-backed securities, mortgage backed securities, and other sovereign debt when the Fund's investment adviser believes that the additional income from these securities justifies the higher risk of allocations to these asset classes.

The Fund may invest in money market instruments, repurchase agreements and derivative instruments, including futures, swaps and options, to meet its investment objective.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of high quality fixed income instruments. These investments will be primarily focused in notes and bonds issued by domestic and foreign corporations and financial institutions and U.S. Government, Government agencies and Government guaranteed issuers.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Credit Risk:
Credit risk refers to the likelihood that an issuer will default on interest or principal payments.

Derivatives Risk:
Derivatives are financial contracts whose value depend on, or are derived from, the value of an underlying asset or index. Risks are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Risks include liquidity risk, interest rate risk, market risk, credit risk, risk of mispricing or improper valuation and the risk of miscorrelation. The Fund could lose more than the principal amount invested.

Foreign Investment Risk:
Investing in securities of foreign-based companies involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include changes in political, social or economic conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations. In some foreign countries, less information is available about foreign issues and markets because of less rigorous accounting and regulatory standards than in the United States. In addition, foreign stock exchanges and brokers generally have less government supervision and regulation than in the United States. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values. Currency fluctuations could erase investment gain or add to investment losses. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments.

Interest Rate Risk:
Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates.

Investment Risk:
As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program.

Issuer Risk:
The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Leveraging Risk:
Leverage includes borrowing and reverse repurchase agreements and in some cases derivative contracts. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Leveraging is speculative, tends to exaggerate the effect of any increase or decrease in the value of the Fund's securities and may cause the Fund to be more volatile.

Liquidity Risk:
Liquidity risk exists when a particular instrument is difficult to purchase or sell. Size of a transaction or illiquid markets may be factors.

Market Risk:
This is the risk that the price of a security will fall due to changing economic, political, regulatory or market conditions, or due to a company's individual situation.

Maturity Risk:
Interest rate risk, as discussed above, will generally affect the price of a fixed income security more if the security has a longer maturity.

Pre-payment Risk and Extension Risk:
Securities such as mortgage-backed securities have pre-payment and extension risks. Rising interest rates tend to extend the duration of mortgage-related securities (extension risk), and declining interest rates tend to lead borrowers to pay off their mortgages sooner than expected (pre-payment risk). As a result, in a period of fluctuating interest rates, a fund that holds mortgage-related securities may exhibit additional volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc. (the "Predecessor Fund"). Performance provided reflects the performance of the Predecessor Fund for periods prior to its reorganization into the Fund, as of the close of business on June 12, 2007. Prior to the reorganization, the Fund did not have any investment operations. Accordingly, the performance information and financial information provided in this Prospectus for the periods prior to that date is historical information of the Predecessor Fund, adjusted to reflect the Fund's anticipated expenses.

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund's Class N shares from year to year. The table shows how the average annual returns of the Fund's Class N and Class I shares for the periods indicated compared to two broad-based market indices. A secondary index is also included because its average duration is more similar to the Fund's current average portfolio duration. One cannot invest directly in an index.

When you consider this information, please remember that the Fund's performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-625-5759.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund's Class N shares from year to year.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex
The table shows how the average annual returns of the Fund's Class N and Class I shares for the periods indicated compared to two broad-based market indices. A secondary index is also included because its average duration is more similar to the Fund's current average portfolio duration. One cannot invest directly in an index.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-625-5759
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bbhfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	the Fund's performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for Class N Shares (% Per Calendar Year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performing Quarter: 4.60% in 4th quarter of 2008 Lowest Performing Quarter: (2.53)% in 2nd quarter of 2004
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.53%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Through December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns for Class I Shares will differ from those shown for Class N Shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Fund's performance figures assume that all distributions were reinvested in the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns for Class I Shares will differ from those shown for Class N Shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BBH BROAD MARKET PROSPECTUS | BBH Broad Market Fund | C000041213 Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.19%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	615
Annual Return 2001	rr_AnnualReturn2001	7.77%
Annual Return 2002	rr_AnnualReturn2002	7.41%
Annual Return 2003	rr_AnnualReturn2003	7.30%
Annual Return 2004	rr_AnnualReturn2004	4.41%
Annual Return 2005	rr_AnnualReturn2005	2.66%
Annual Return 2006	rr_AnnualReturn2006	3.90%
Annual Return 2007	rr_AnnualReturn2007	2.82%
Annual Return 2008	rr_AnnualReturn2008	4.25%
Annual Return 2009	rr_AnnualReturn2009	5.93%
Annual Return 2010	rr_AnnualReturn2010	4.11%
1 Year	rr_AverageAnnualReturnYear01	4.11%
5 Years	rr_AverageAnnualReturnYear05	4.20%
10 Years	rr_AverageAnnualReturnYear10	5.04%
BBH BROAD MARKET PROSPECTUS | BBH Broad Market Fund | C000041213 Class N Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.32%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	3.43%
BBH BROAD MARKET PROSPECTUS | BBH Broad Market Fund | C000041213 Class N Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.66%
5 Years	rr_AverageAnnualReturnYear05	2.80%
10 Years	rr_AverageAnnualReturnYear10	3.37%
BBH BROAD MARKET PROSPECTUS | BBH Broad Market Fund | C000041214 Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.34%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	431
1 Year	rr_AverageAnnualReturnYear01	4.37%
5 Years	rr_AverageAnnualReturnYear05	4.35%
10 Years	rr_AverageAnnualReturnYear10	5.20%
BBH BROAD MARKET PROSPECTUS | BBH Broad Market Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	5.84%
BBH BROAD MARKET PROSPECTUS | BBH Broad Market Fund | Barclays Capital U.S. 1-3 Year Treasury Bond Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.40%
5 Years	rr_AverageAnnualReturnYear05	4.19%
10 Years	rr_AverageAnnualReturnYear10	3.95%
BBH CORE SELECT PROSPECTUS | BBH Core Select
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BBH CORE SELECT SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of BBH Core Select (the "Fund") is to provide investors with long-term growth of capital on an after-tax basis.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold the Fund's Class N shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund's Class N shares to the cost of investing in other mutual funds. This example gives effect to the contractual expense reimbursement for 1 year and the first year of the 3, 5 and 10 year calculations. The example assumes that you invest  $10,000 in the Fund's Class N shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund's Class N shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally will invest in publicly traded equity securities. The Fund invests in equities issued by domestic and foreign firms both directly and in the form of depository receipts representing an interest in these securities. The Fund's equity strategy blends aspects of growth and value investing. The Fund typically invests in companies with market capitalizations greater than  $5 billion.

The Investment Adviser seeks to manage the Fund in a tax-efficient manner that enables taxable investors to retain a larger portion of their pre-tax investment returns on an after-tax basis. The Investment Adviser selects companies based on their long-term investment potential and follows a "buy and own" approach. The Fund does not seek to trade in and out of stocks for small gains. Where practicable, the Fund holds investments for at least one year so as to qualify for long-term capital gains.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
The Fund normally will invest in publicly traded equity securities. The Fund invests in equities issued by domestic and foreign firms both directly and in the form of depository receipts representing an interest in these securities. The Fund's equity strategy blends aspects of growth and value investing. The Fund typically invests in companies with market capitalizations greater than  $5 billion.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Diversification Risk:
The Fund is classified as "non-diversified" pursuant to the definition provided in the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it is not limited with regard to the portion of its assets that may be invested in the securities of a single issuer. Such larger positions may cause performance to fluctuate to a greater extent than that of a diversified investment company.

Investment Risk:
As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program.

Market Risk:
This is the risk that the price of a security will fall due to changing economic, political, regulatory or market conditions, or due to a company's individual situation.

Tax Management Risk:
This is the risk that managing the Fund for after-tax returns may hurt the Fund's performance on a pre-tax basis. Because tax consequences are considered in making investment decisions for the Fund, the Fund's pre-tax performance may be lower than that of a similar fund that is not tax-managed. The Fund does not seek to trade in and out of stocks for small gains, which may impact performance on a pre-tax basis.

Foreign Investment Risk:
Investing in equity securities of foreign-based companies involves risks not typically associated with investing in equity securities of companies organized and operated in the United States. These risks include changes in political, social or economic conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations. In some foreign countries, less information is available about foreign issues and markets because of less rigorous accounting and regulatory standards than in the United States. In addition, foreign stock exchanges and brokers generally have less government supervision and regulation than in the United States. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values. Currency fluctuations could erase investment gain or add to investment losses. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund is classified as "non-diversified" pursuant to the definition provided in the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it is not limited with regard to the portion of its assets that may be invested in the securities of a single issuer. Such larger positions may cause performance to fluctuate to a greater extent than that of a diversified investment company.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc. (the "Predecessor Fund"). Performance provided reflects the performance of the Predecessor Fund for periods prior to its reorganization into the Fund, as of the close of business on June 12, 2007. Prior to the reorganization, the Fund did not have any investment operations. Accordingly, the performance information and financial information provided in this Prospectus for the periods prior to that date is historical information of the Predecessor Fund, adjusted to reflect the Fund's anticipated expenses.

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund's Class N shares from year to year. The table shows how the average annual returns of the Fund's Class N shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund's performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-625-5759.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund's Class N shares from year to year.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the average annual returns of the Fund's Class N shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-625-5759
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bbhfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	the Fund's performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for Class N Shares (% Per Calendar Year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performing Quarter: 16.20% in 3rd quarter of 2009 Lowest Performing Quarter: (18.74)% in 3rd quarter of 2001
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.74%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Through December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Fund's performance figures assume that all distributions were reinvested in the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BBH CORE SELECT PROSPECTUS | BBH Core Select | C000041204 Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.18%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	643
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,426
Annual Return 2001	rr_AnnualReturn2001	(17.76%)
Annual Return 2002	rr_AnnualReturn2002	(23.86%)
Annual Return 2003	rr_AnnualReturn2003	20.34%
Annual Return 2004	rr_AnnualReturn2004	7.22%
Annual Return 2005	rr_AnnualReturn2005	8.00%
Annual Return 2006	rr_AnnualReturn2006	12.77%
Annual Return 2007	rr_AnnualReturn2007	12.40%
Annual Return 2008	rr_AnnualReturn2008	(21.65%)
Annual Return 2009	rr_AnnualReturn2009	21.60%
Annual Return 2010	rr_AnnualReturn2010	14.72%
1 Year	rr_AverageAnnualReturnYear01	14.72%
5 Years	rr_AverageAnnualReturnYear05	6.73%
10 Years	rr_AverageAnnualReturnYear10	1.91%
BBH CORE SELECT PROSPECTUS | BBH Core Select | C000041204 Class N Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.58%
5 Years	rr_AverageAnnualReturnYear05	6.64%
10 Years	rr_AverageAnnualReturnYear10	1.85%
BBH CORE SELECT PROSPECTUS | BBH Core Select | C000041204 Class N Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.74%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	1.63%
BBH CORE SELECT PROSPECTUS | BBH Core Select | Standard Poor's 500 Stock Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
BBH CORE RETAIL PROSPECTUS | BBH Core Select
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BBH CORE SELECT SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of BBH Core Select (the "Fund") is to provide investors with long-term growth of capital on an after-tax basis.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold the Fund's Retail Class shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund's Retail Class shares to the cost of investing in other mutual funds. This example gives effect to the contractual expense reimbursement for 1 year and the first year of the 3, 5 and 10 year calculations. The example assumes that you invest  $10,000 in the Fund's Retail Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund's Retail Class shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally will invest in publicly traded equity securities. The Fund invests in equities issued by domestic and foreign firms both directly and in the form of depository receipts representing an interest in these securities. The Fund's equity strategy blends aspects of growth and value investing. The Fund typically invests in companies with market capitalizations greater than  $5 billion.

The Investment Adviser seeks to manage the Fund in a tax-efficient manner that enables taxable investors to retain a larger portion of their pre-tax investment returns on an after-tax basis. The Investment Adviser selects companies based on their long-term investment potential and follows a "buy and own" approach. The Fund does not seek to trade in and out of stocks for small gains. Where practicable, the Fund holds investments for at least one year so as to qualify for long-term capital gains.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
The Fund normally will invest in publicly traded equity securities. The Fund invests in equities issued by domestic and foreign firms both directly and in the form of depository receipts representing an interest in these securities. The Fund's equity strategy blends aspects of growth and value investing. The Fund typically invests in companies with market capitalizations greater than  $5 billion.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Diversification Risk:
The Fund is classified as "non-diversified" pursuant to the definition provided in the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it is not limited with regard to the portion of its assets that may be invested in the securities of a single issuer. Such larger positions may cause performance to fluctuate to a greater extent than that of a diversified investment company.

Investment Risk:
As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program.

Market Risk:
This is the risk that the price of a security will fall due to changing economic, political, regulatory or market conditions, or due to a company's individual situation.

Tax Management Risk:
This is the risk that managing the Fund for after-tax returns may hurt the Fund's performance on a pre-tax basis. Because tax consequences are considered in making investment decisions for the Fund, the Fund's pre-tax performance may be lower than that of a similar fund that is not tax-managed. The Fund does not seek to trade in and out of stocks for small gains, which may impact performance on a pre-tax basis.

Foreign Investment Risk:
Investing in equity securities of foreign-based companies involves risks not typically associated with investing in equity securities of companies organized and operated in the United States. These risks include changes in political, social or economic conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations. In some foreign countries, less information is available about foreign issues and markets because of less rigorous accounting and regulatory standards than in the United States. In addition, foreign stock exchanges and brokers generally have less government supervision and regulation than in the United States. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values. Currency fluctuations could erase investment gain or add to investment losses. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund is classified as "non-diversified" pursuant to the definition provided in the Investment Company Act of 1940, as amended ("1940 Act"), which means that it is not limited with regard to the portion of its assets that may be invested in the securities of a single issuer. Such larger positions may cause performance to fluctuate to a greater extent than that of a diversified investment company.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Retail Class shares are new and do not have a performance history, the chart and table below describe the Fund's performance history, as represented by the performance of Class N shares. Although Class N shares are not offered in this Prospectus, Class N shares are expected to have substantially similar annual returns to Retail Class shares since both classes represent the same portfolio of securities. ANNUAL RETURNS FOR THE RETAIL CLASS SHARES WOULD DIFFER FROM ANNUAL RETURNS FOR THE CLASS N SHARES BECAUSE THE RETAIL CLASS SHARES HAVE DIFFERENT EXPENSES THAN THE CLASS N SHARES.

The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc. (the "Predecessor Fund"). Performance provided reflects the performance of the Predecessor Fund for periods prior to its reorganization into the Fund, as of the close of business on June 12, 2007. Prior to the reorganization, the Fund did not have any investment operations. Accordingly, the performance information and financial information provided in this Prospectus for the periods prior to that date is historical information of the Predecessor Fund, adjusted to reflect the Fund's anticipated expenses.

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund's Class N shares from year to year. The table shows how the average annual returns of the Fund's Class N shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund's performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-625-5759.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund's Class N shares from year to year.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the average annual returns of the Fund's Class N shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-625-5759
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bbhfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	the Fund's performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for Class N Shares (% Per Calendar Year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performing Quarter: 16.20% in 3rd quarter of 2009 Lowest Performing Quarter: (18.74)% in 3rd quarter of 2001
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.74%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Through December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Fund's performance figures assume that all distributions were reinvested in the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BBH CORE RETAIL PROSPECTUS | BBH Core Select | C000092545 Retail Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	441
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	777
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,728
BBH CORE RETAIL PROSPECTUS | BBH Core Select | C000041204 Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(17.76%)
Annual Return 2002	rr_AnnualReturn2002	(23.86%)
Annual Return 2003	rr_AnnualReturn2003	20.34%
Annual Return 2004	rr_AnnualReturn2004	7.22%
Annual Return 2005	rr_AnnualReturn2005	8.00%
Annual Return 2006	rr_AnnualReturn2006	12.77%
Annual Return 2007	rr_AnnualReturn2007	12.40%
Annual Return 2008	rr_AnnualReturn2008	(21.65%)
Annual Return 2009	rr_AnnualReturn2009	21.60%
Annual Return 2010	rr_AnnualReturn2010	14.72%
1 Year	rr_AverageAnnualReturnYear01	14.72%
5 Years	rr_AverageAnnualReturnYear05	6.73%
10 Years	rr_AverageAnnualReturnYear10	1.91%
BBH CORE RETAIL PROSPECTUS | BBH Core Select | C000041204 Class N Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.58%
5 Years	rr_AverageAnnualReturnYear05	6.64%
10 Years	rr_AverageAnnualReturnYear10	1.85%
BBH CORE RETAIL PROSPECTUS | BBH Core Select | C000041204 Class N Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.74%
5 Years	rr_AverageAnnualReturnYear05	5.80%
10 Years	rr_AverageAnnualReturnYear10	1.63%
BBH CORE RETAIL PROSPECTUS | BBH Core Select | Standard Poor's 500 Stock Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction of fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
BBH INTERNATIONAL EQUITY PROSPECTUS | BBH International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BBH INTERNATIONAL EQUITY FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the BBH International Equity Fund (the "Fund") is to provide investors with long-term maximization of total return, primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold the Fund's Class N and Class I shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund's Class N and Class I shares to the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund's Class N and Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund's Class N and Class I shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, are invested in equity securities of companies in the developed markets of the world, excluding the United States. Developed markets are those markets included in the Morgan Stanley Capital International—Europe, Australasia, and Far East Index ("MSCI-EAFE") and Canada. The Fund will invest its assets in companies that are economically tied to at least twelve countries from different geographic regions throughout the world. The Fund may also from time to time invest up to 15% of its assets, at the time of purchase, in emerging markets of the world.

The Fund employs a "manager of managers" approach whereby portions of the Fund are allocated to different investment sub-advisers who employ investment styles broadly aligned with the investment adviser's principles of equity investing. The Fund currently uses one sub-adviser that employs a growth style and one that employs a value style. However, the investment adviser may also manage a portion the Fund's assets according to the Fund's principal investment strategies.

The Fund buys and sells securities denominated in currencies other than the U.S. dollar. Interest, dividends and sale proceeds on such securities are received in currencies other than the U.S. dollar. The Fund enters into foreign currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund may purchase currency forwards for the purpose of hedging the value of securities purchased or intended to be purchased.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
Under normal circumstances at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, are invested in equity securities of companies in the developed markets of the world, excluding the United States. Developed markets are those markets included in the Morgan Stanley Capital International—Europe, Australasia, and Far East Index ("MSCI-EAFE") and Canada. The Fund will invest its assets in companies that are economically tied to at least twelve countries from different geographic regions throughout the world. The Fund may also from time to time invest up to 15% of its assets, at the time of purchase, in emerging markets of the world.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Capital Controls Risk:
Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to intervention by the governments of foreign countries and the imposition of "capital controls." Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

Currency Exchange Rate Risk:
The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Because the Fund's NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund's holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Diversification Risk:
The Fund is classified as "non-diversified" pursuant to the definition provided in the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it is not limited with regard to the portion of its assets that may be invested in the securities of a single issuer. Such larger positions may cause performance to fluctuate to a greater extent than that of a diversified investment company.

Emerging Markets Risk:
The Fund may invest up to 15% of its assets in securities of issuers based in developing countries. This risk carries all of the risks of investing in securities of foreign issuers outlined in this section to a heighted degree. These heighten risks include: (i) expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small current size of the securities markets and lower trading volume; (iii) certain national policies related to national interests, which may restrict investment opportunities; and (iv) the absence of developed legal structures governing private or foreign investment and private property.

Foreign Investment Risk:
Investing in equity securities of foreign-based companies involves risks not typically associated with investing in equity securities of companies organized and operated in the United States. These risks include changes in political, social or economic conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations. In some foreign countries, less information is available about foreign issues and markets because of less rigorous accounting and regulatory standards than in the United States. In addition, foreign stock exchanges and brokers generally have less government supervision and regulation than in the United States. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values. Currency fluctuations could erase investment gain or add to investment losses. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments.

The Fund's assets may be concentrated in a single country or countries located in the same geographic region. The Fund assumes the risk that changing economic, regulatory, political or social conditions affecting the particular country or geographical area in which the Fund focuses its investments could have a significant impact on its investment performance and could ultimately cause the Fund to underperform, or be more volatile than, other funds that invest more broadly.

Market Risk:
This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation.

Multi-Manager Risk:
The investment styles of the Fund's sub-advisers may not complement each other as expected by the investment adviser. The Fund's exposure to a particular stock, industry, country, geographic region or technique could be greater or smaller than if the Fund had a single investment adviser.

Risk Lose Money [Text]	rr_RiskLoseMoney	The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
The Fund is classified as "non-diversified" pursuant to the definition provided in the Investment Company Act of 1940, as amended (the "1940 Act"), which means that it is not limited with regard to the portion of its assets that may be invested in the securities of a single issuer. Such larger positions may cause performance to fluctuate to a greater extent than that of a diversified investment company.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc. (the "Predecessor Fund"). Performance provided reflects the performance of the Predecessor Fund for periods prior to its reorganization into the Fund, as of the close of business on June 12, 2007. Prior to the reorganization, the Fund did not have any investment operations. Accordingly, the performance information and financial information provided in this Prospectus for the periods prior to that date is historical information of the Predecessor Fund adjusted to reflect the Fund's anticipated expenses.

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund's Class N shares from year to year. The table shows how the average annual returns of the Fund's Class N and Class I shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund's performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-625-5759.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund's Class N shares from year to year.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the average annual returns for the Fund's Class N and Class I shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-625-5759
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bbhfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	the Fund's performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for Class N Shares (% Per Calendar Year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performing Quarter: 19.44% in 2nd quarter of 2009 Lowest Performing Quarter: (18.80)% in 4th quarter of 2008
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.80%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Through December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns for Class I Shares will differ from those shown for Class N Shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Fund's performance figures assume that all distributions were reinvested in the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns for Class I Shares will differ from those shown for Class N Shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

BBH INTERNATIONAL EQUITY PROSPECTUS | BBH International Equity Fund | C000041205 Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.37%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	119
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	372
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,420
Annual Return 2001	rr_AnnualReturn2001	(24.96%)
Annual Return 2002	rr_AnnualReturn2002	(17.29%)
Annual Return 2003	rr_AnnualReturn2003	26.98%
Annual Return 2004	rr_AnnualReturn2004	18.79%
Annual Return 2005	rr_AnnualReturn2005	13.70%
Annual Return 2006	rr_AnnualReturn2006	23.81%
Annual Return 2007	rr_AnnualReturn2007	10.41%
Annual Return 2008	rr_AnnualReturn2008	(37.06%)
Annual Return 2009	rr_AnnualReturn2009	29.68%
Annual Return 2010	rr_AnnualReturn2010	6.60%
1 Year	rr_AverageAnnualReturnYear01	6.60%
5 Years	rr_AverageAnnualReturnYear05	3.48%
10 Years	rr_AverageAnnualReturnYear10	2.36%
BBH INTERNATIONAL EQUITY PROSPECTUS | BBH International Equity Fund | C000041205 Class N Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%
5 Years	rr_AverageAnnualReturnYear05	2.65%
10 Years	rr_AverageAnnualReturnYear10	1.95%
BBH INTERNATIONAL EQUITY PROSPECTUS | BBH International Equity Fund | C000041205 Class N Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.79%
5 Years	rr_AverageAnnualReturnYear05	2.70%
10 Years	rr_AverageAnnualReturnYear10	1.94%
BBH INTERNATIONAL EQUITY PROSPECTUS | BBH International Equity Fund | C000041206 Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	297
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,144
1 Year	rr_AverageAnnualReturnYear01	6.84%
5 Years	rr_AverageAnnualReturnYear05	3.74%
10 Years	rr_AverageAnnualReturnYear10	2.69%
BBH INTERNATIONAL EQUITY PROSPECTUS | BBH International Equity Fund | MSCI-EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%